UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 4th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2014

Date of reporting period:  August 31, 2014

Item 1. Schedule of Investments.

Schedule of Investments August 31, 2014 (Unaudited)

Tortoise MLP & Pipeline Fund

Description	Shares	Fair Value
Common Stock - 75.6%1
Canadian Crude/Refined Products Pipelines - 12.9%1
Enbridge, Inc.	2,209,848	$110,160,923
Inter Pipeline Ltd.	2,113,900	70,534,620
Pembina Pipeline Corp.	1,742,493	80,081,280
		260,776,823
Canadian Natural Gas Pipelines - 4.6%1
Keyera Corp.	362,900	31,927,724
TransCanada Corp.	1,132,100	60,884,338
		92,812,062
United States Crude/Refined Products Pipelines - 7.2%1
Plains GP Holdings, LP	2,760,500	85,189,030
SemGroup Corp.	701,180	61,514,521
		146,703,551
United States Local Distribution Pipelines - 8.9%1
CenterPoint Energy, Inc.	1,206,600	29,971,944
NiSource Inc.	3,792,050	150,430,623
		180,402,567
United States Natural Gas Gathering Pipelines - 3.9%1
EnLink Midstream, LLC	958,853	39,408,858
Targa Resources Corp.	285,730	39,873,622
		79,282,480
United States Natural Gas Pipelines - 35.4%1
EQT Corp.	873,000	86,479,380
Kinder Morgan, Inc.	1,368,524	55,096,776
National Fuel Gas Co.	782,934	59,847,475
ONEOK, Inc.	2,153,300	151,161,660
Spectra Energy Corp.	4,586,600	191,077,756
Williams Companies, Inc.	2,888,600	171,698,384
		715,361,431
United States Other Energy Infrastructure - 2.7%1
Cheniere Energy, Inc. 2	515,928	41,408,381
NRG Yield, Inc.	233,972	12,725,737
		54,134,118
Total Common Stock
(Cost $1,205,111,685)		1,529,473,032

Master Limited Partnerships - 23.4%1
United States Crude/Refined Products Pipelines - 11.9%1
Buckeye Partners, L.P.	251,860	19,896,940
Genesis Energy, L.P.	273,974	15,260,352
Magellan Midstream Partners, L.P.	593,100	49,778,883
MPLX LP	236,090	14,401,490
Oiltanking Partners LP	195,918	9,617,615
Phillips 66 Partners LP	140,900	10,426,600
Plains All American Pipeline, L.P.	918,674	55,056,133
Sunoco Logistics Partners L.P.	707,600	35,012,048
Tesoro Logistics LP	280,723	19,729,212
Valero Energy Partners LP	198,982	10,607,730
		239,787,003
United States Natural Gas Gathering Pipelines - 5.2%1
Access Midstream Partners LP	313,900	20,199,465
DCP Midstream Partners, LP	266,568	15,082,417
MarkWest Energy Partners LP	389,687	31,069,745
Targa Resources Partners LP	135,598	10,088,491
Western Gas Equity Partners LP	161,900	9,705,905
Western Gas Partners LP	257,240	19,933,528
		106,079,551
United States Natural Gas Pipelines - 6.3%1
Energy Transfer Equity, L.P.	595,141	36,095,302
Enterprise Products Partners L.P.	1,977,952	80,364,190
Regency Energy Partners LP	315,478	10,404,464
		126,863,956
Total Master Limited Partnerships
(Cost $321,366,896)		472,730,510

Short-Term Investments - 1.3%1
United States Investment Company - 1.3%1
Fidelity Institutional Money Market Portfolio, 0.05%3
(Cost $25,362,876)		25,362,876	25,362,876

Total Investments - 100.3%1
(Cost $1,551,841,457)			2,027,566,418
Other Assets and Liabilities, Net - (0.3)%1			(5,008,659)
Total Net Assets - 100.0%1			$2,022,557,759

1	Calculated as a percentage of net assets.
2	Non-income producing security.
3	Rate indicated is the current yield as of August 31, 2014.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2014:
	Level 1	Level 2	Level 3	Total
Common Stock	$1,529,473,032	$-	$-	$1,529,473,032
Master Limited Partnerships	472,730,510	-	-	472,730,510
Short-Term Investment	25,362,876	-	-	25,362,876
Total Investments	$2,027,566,418	$-	$-	$2,027,566,418

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2014, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments August 31, 2014 (Unaudited)

Tortoise North American Energy Independence Fund

Description		Shares	Fair Value
Common Stock - 99.1%1
United States Natural Gas Pipelines - 7.6%1
EQT Corp.		16,127	$1,597,541
Canada Oil & Gas Production - 4.5%1
Suncor Energy, Inc.		23,376	960,520

United States Oil & Gas Production - 87.0%1
Anadarko Petroleum Corp.		18,064	2,035,631
Antero Resources Corp.2		8,275	478,709
Cabot Oil & Gas Corp.		8,427	282,642
Carrizo Oil & Gas, Inc.2		11,963	750,319
Chesapeake Energy Corp.		28,046	762,851
Cimarex Energy Co.		8,157	1,184,070
Concho Resources, Inc.2		9,099	1,292,422
Continental Resources, Inc. 2		4,708	759,353
Eclipse Resources Corp. 2		2,258	41,299
Energen Corp.		12,758	1,026,763
EOG Resources, Inc.		18,975	2,084,972
Hess Corp.		4,216	426,238
Kodiak Oil & Gas Corp.2		13,910	226,316
Laredo Petroleum Holdings, Inc.2		12,662	299,330
Marathon Oil Corp.		5,497	229,170
Newfield Exploration Co.2		14,415	646,080
Noble Energy, Inc.		12,116	874,048
Occidental Petroleum Corp.		9,631	999,024
Parsley Energy Inc.2		9,647	211,462
Pioneer Natural Resources Co.		9,721	2,028,287
Range Resources Corp.		12,791	1,005,245
Rice Energy Inc.2		7,285	213,305
RSP Permian, Inc.2		7,441	212,813
Whiting Petroleum Corp.2		3,492	323,569
			18,393,918
Total Common Stock
(Cost $18,519,168)			20,951,979

Total Investments - 99.1%1
(Cost $18,519,168)			20,951,979
Other Assets and Liabilities, Net - 0.9%1			187,617
Total Net Assets - 100.0%1			$21,139,596

1	Calculated as a percentage of net assets.
2	Non-income producing security.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2014:
	Level 1	Level 2	Level 3	Total
Common Stock	$20,951,979	$-	$-	$20,951,979
Total Investments	$20,951,979	$-	$-	$20,951,979

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2014, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments August 31, 2014 (Unaudited)

Tortoise Select Opportunity Fund

Description	Shares	Fair Value
Common Stock - 98.3%1
Bermuda Marine Transportation - 2.6%1
Höegh LNG Partners LP	47,317	$1,225,037
Republic of the Marshall Islands Marine Transportation - 1.9%1
Dorian LPG Ltd.2	46,693	916,584
The Netherlands Petrochemical - 8.9%1
LyondellBasell Industries N.V.	37,316	4,267,085
United States Crude/Refined Products Pipelines - 4.2%1
Plains GP Holdings, LP	30,667	946,384
VTTI Energy Partners LP	37,827	1,034,947
		1,981,331
United States Local Distribution Pipelines - 4.4%1
NiSource Inc.	53,195	2,110,246
United States Natural Gas Pipelines - 16.6%1
Cheniere Energy, Inc.2	11,961	959,990
EQT Corp.	21,101	2,090,265
ONEOK, Inc.	23,099	1,621,550
Williams Companies, Inc.	55,419	3,294,105
		7,965,910
United States Oil & Gas Production - 28.7%1
Anadarko Petroleum Corp.	40,060	4,514,361
Cimarex Energy Co.	13,036	1,892,306
Concho Resources Inc.2	11,838	1,681,470
Energen Corp.	11,586	932,441
EOG Resources, Inc.	19,333	2,124,310
Parsley Energy Inc.2	21,025	460,868
Pioneer Natural Resources Co.	10,205	2,129,273
		13,735,029
United States Oilfield Services - 16.4%1
Helmerich & Payne, Inc.	6,721	706,041
Patterson-UTI Energy, Inc.	20,413	705,065
Schlumberger Limited	30,144	3,304,988
U.S. Silica Holdings, Inc.	43,213	3,103,126
		7,819,220
United States Petrochemical - 4.5%1
Westlake Chemical Corp.	21,926	2,129,672
United States Power/Utility - 8.0%1
Abengoa Yield plc 2	14,109	565,912
NextEra Energy Partners LP 2	40,343	1,416,442
NRG Yield, Inc.	16,733	910,108
TerraForm Power, Inc. 2	30,095	940,168
		3,832,630
United States Refining - 2.1%1
Phillips 66	11,711	1,019,091
Total Common Stock
(Cost $42,984,334)		47,001,835

Short-Term Investment - 2.7%1
United States Investment Company - 2.7%1
Invesco Liquid Assets Portfolio, 0.06% 3
(Cost $1,291,781)		1,291,781	1,291,781

Total Investments - 101.0%1
(Cost $44,276,115)			48,293,616
Other Assets and Liabilities, Net - (1.0)%1			(487,764)
Total Net Assets - 100.0%1			$47,805,852

1	Calculated as a percentage of net assets.
2	Non-income producing security.
3	Rate indicated is the current yield as of August 31, 2014.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2014:
	Level 1	Level 2	Level 3	Total
Common Stock	$47,001,835	$-	$-	$47,001,835
Short-Term Investment	1,291,781	-	-	1,291,781
Total Investments	$48,293,616	$-	$-	$48,293,616

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2014, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

Schedule of Investments August 31, 2014 (Unaudited)

Tortoise VIP MLP & Pipeline Portfolio

Description	Shares	Fair Value
Common Stock - 78.5%1
Canadian Crude/Refined Products Pipelines - 13.2%1
Enbridge, Inc.	1,259	$62,761
Inter Pipeline Ltd.	1,202	40,107
Pembina Pipeline Corp.	1,024	47,061
		149,929
Canadian Natural Gas Pipelines - 4.8%1
Keyera Corp.	205	18,036
TransCanada Corp.	665	35,763
		53,799
United States Crude/Refined Products Pipelines - 7.6%1
Plains GP Holdings, LP	1,603	49,469
SemGroup Corp.	414	36,320
		85,789
United States Local Distribution Pipelines - 9.3%1
CenterPoint Energy, Inc.	694	17,239
NiSource Inc.	2,216	87,909
		105,148
United States Natural Gas Gathering Pipelines - 4.0%1
EnLink Midstream, LLC	554	22,769
Targa Resources Corp.	166	23,165
		45,934
United States Natural Gas Pipelines - 36.8%1
EQT Corp.	515	51,016
Kinder Morgan, Inc.	780	31,403
National Fuel Gas Co.	457	34,933
ONEOK, Inc.	1,271	89,224
Spectra Energy Corp.	2,655	110,608
Williams Companies, Inc.	1,671	99,324
		416,508
United States Other Energy Infrastructure - 2.8%1
Cheniere Energy, Inc. 2	305	24,480
NRG Yield, Inc.	134	7,288
		31,768
Total Common Stock
(Cost $818,645)		888,875

Master Limited Partnerships - 24.5%1
United States Crude/Refined Products Pipelines - 12.4%1
Buckeye Partners, L.P.	147	11,613
Genesis Energy, L.P.	157	8,745
Magellan Midstream Partners, L.P.	344	28,872
MPLX LP	140	8,540
Oiltanking Partners LP	111	5,449
Phillips 66 Partners LP	80	5,920
Plains All American Pipeline, L.P.	540	32,362
Sunoco Logistics Partners L.P.	415	20,534
Tesoro Logistics LP	166	11,666
Valero Energy Partners LP	121	6,451
		140,152
United States Natural Gas Gathering Pipelines - 5.5%1
Access Midstream Partners LP	182	11,712
DCP Midstream Partners, LP	155	8,770
MarkWest Energy Partners LP	227	18,099
Targa Resources Partners LP	79	5,878
Western Gas Equity Partners LP	99	5,935
Western Gas Partners LP	150	11,623

			62,017
United States Natural Gas Pipelines - 6.6%1
Energy Transfer Equity, L.P.		351	21,288
Enterprise Products Partners L.P.		1,166	47,375
Regency Energy Partners LP		184	6,068
			74,731
Total Master Limited Partnerships
(Cost $256,788)			276,900

Short-Term Investment - 0.3%1
United States Investment Company - 0.3%1
Invesco Liquid Assets Portfolio, 0.06% 3
(Cost $3,616)		3,616	3,616

Total Investments - 103.3%1
(Cost $1,079,049)			1,169,391
Other Assets and Liabilities, Net - (3.3)%1			(36,785)
Total Net Assets - 100.0%1			$1,132,606

1	Calculated as a percentage of net assets.
2	Non-income producing security.
3	Rate indicated is the current yield as of August 31, 2014.

The Fund has adopted fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosure about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below.

Level 1 - Quoted prices in active markets for identical assets or liabilities.
Level 2 - Observable inputs other than quoted prices included in Level 1. These inputs may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Significant unobservable inputs for the asset or liability, representing the Fund's view of assumptions a market participant would use in valuing the asset or liability.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund's securities by level within the fair value hierarchy as of August 31, 2014:
	Level 1	Level 2	Level 3	Total
Common Stock	$888,875	$-	$-	$888,875
Master Limited Partnerships	276,900	-	-	276,900
Short-Term Investment	3,616	-	-	3,616
Total Investments	$1,169,391	$-	$-	$1,169,391

Transfers between levels are recognized at the end of the reporting period. During the period ended August 31, 2014, the Fund recognized no transfers between levels. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at August 31, 2014 was as follows:

	Tortoise MLP & Pipeline Fund	Tortoise North American Energy Independence Fund	Tortoise Select Opportunity Fund	Tortoise VIP MLP & Pipeline Portfolio
Cost of investments	$1,533,543,886	$18,519,168	$44,276,115	$1,078,616

Gross unrealized appreciation	494,022,532	2,725,483	4,405,920	93,341
Gross unrealized depreciation	-	(292,672)	(388,419)	(2,566)
Net unrealized appreciation	$494,022,532	$2,432,811	$4,017,501	$90,775

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/  James R. Arnold
                                           James R. Arnold, President

Date October 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/  James R. Arnold
                                             James R. Arnold, President

Date  October 29, 2014

By (Signature and Title)* /s/  Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date October 29, 2014